UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2013

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus International Value Fund

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Opportunistic U.S. Stock Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
November 30, 2013 (Unaudited)

Common Stocks--96.1%	Shares		Value ($)
Australia--2.9%
Australia & New Zealand Banking Group	36,641		1,063,943
Metcash	309,120		858,198
QBE Insurance Group	138,602		1,974,441
			3,896,582
Austria--.6%
Erste Group Bank	21,070		741,805
Belgium--.3%
bpost	19,820		421,479
Brazil--1.4%
Banco Santander Brasil, ADS	153,960		994,582
Petroleo Brasileiro, ADR	57,200		911,768
			1,906,350
China--1.6%
Beijing Capital International Airport, Cl. H	1,186,000		924,011
CNOOC	335,000		686,200
FIH Mobile	1,042,000	a	522,845
			2,133,056
Denmark--1.1%
Carlsberg, Cl. B	12,900		1,413,438
France--12.1%
Alstom	35,520		1,304,356
BNP Paribas	15,650		1,174,909
Bouygues	16,440		620,124
Carrefour	55,181		2,171,429
Cie de St-Gobain	18,097		962,465
Danone	10,880		790,638
Electricite de France	24,829		924,416
GDF Suez	67,774		1,572,006
Orange	73,180		956,091
Sanofi	26,791		2,833,670
Total	48,710		2,951,630
			16,261,734
Germany--7.1%
Aixtron	75,790	a	1,052,496
Daimler	18,876		1,564,579
Deutsche Bank	46,400		2,237,595
Deutsche Telekom	39,050		620,022
E.ON	37,030		712,483
Muenchener Rueckversicherungs	4,620		1,010,707
Siemens	18,390		2,428,877
			9,626,759
Hong Kong--3.4%
BOC Hong Kong Holdings	286,000		966,547
COSCO Pacific	658,802		985,754
Esprit Holdings	618,439		1,289,121
Pacific Basin Shipping	440,000		315,561
Yue Yuen Industrial Holdings	339,500		1,061,957
			4,618,940
India--1.2%

Reliance Industries, GDR	37,974	b	1,038,209
State Bank of India, GDR	10,950		635,100
			1,673,309
Ireland--.6%
CRH	33,582		853,384
Israel--1.4%
Teva Pharmaceutical Industries, ADR	47,160		1,922,242
Italy--3.0%
Assicurazioni Generali	50,330		1,154,402
Finmeccanica	111,466	a	811,829
Saras	844,910	a	1,022,356
Telecom Italia	1,107,440		1,080,444
			4,069,031
Japan--20.2%
Ajinomoto	59,000		840,841
East Japan Railway	10,700		876,304
Fujitsu	169,000	a	786,891
INPEX	106,800		1,238,503
Kao	16,100		528,835
Matsumotokiyoshi Holdings	29,200		893,572
Mitsubishi UFJ Financial Group	506,800		3,260,103
Nippon Express	261,000		1,345,190
Nippon Shokubai	96,000		1,120,757
Nippon Telegraph & Telephone	19,400		973,361
Nippon Telegraph & Telephone, ADR	3,300		83,259
Nomura Real Estate Holdings	33,700		794,102
Ricoh	130,800		1,500,220
Shimamura	10,600		1,087,471
Shin-Etsu Chemical	15,420		891,077
Sumitomo Electric Industries	72,800		1,134,868
Sumitomo Mitsui Financial Group	28,700		1,420,362
Sumitomo Mitsui Trust Holdings	188,560		925,821
Taiyo Nippon Sanso	214,000		1,418,381
Tokyo Electron	25,800		1,397,726
Toyota Motor	48,700		3,032,905
Yamada Denki	347,300		1,210,270
Yamaha Motor	30,000		478,501
			27,239,320
Netherlands--2.8%
Aegon	96,963		861,539
ING Groep	67,190	a	872,628
Koninklijke Philips	57,428		2,055,793
			3,789,960
Norway--.5%
Norsk Hydro	170,178		727,170
Russia--.5%
Gazprom, ADR	75,140		648,458
Singapore--1.5%
DBS Group Holdings	58,782		804,777
United Overseas Bank	69,000		1,150,321
			1,955,098
South Africa--.2%
Murray & Roberts Holdings	107,333	a	302,354
South Korea--3.2%
Hyundai Mobis	1,803		523,028
KB Financial Group	580		21,758

KB Financial Group, ADR	33,244		1,239,336
Korea Electric Power	25,400	a	768,024
Korea Electric Power, ADR	19,144		291,372
Samsung Electronics	513		724,201
Samsung Fire & Marine Insurance	3,168		779,802
			4,347,521
Spain--.2%
Banco Bilbao Vizcaya Argentaria	23,219		277,452
Sweden--2.7%
Electrolux, Ser. B	36,880		897,352
Ericsson, Cl. B	172,110		2,143,717
Svenska Cellulosa, Cl. B	21,980		641,705
			3,682,774
Switzerland--7.3%
Clariant	38,290	a	670,835
Credit Suisse Group	45,770	a	1,362,395
Novartis	51,686		4,085,726
Roche Holding	8,370		2,333,516
UBS	71,408	a	1,361,353
			9,813,825
Taiwan--.9%
Advanced Semiconductor Engineering	552,000		548,381
Hon Hai Precision Industry	253,840		669,038
			1,217,419
United Kingdom--19.4%
Anglo American	53,707		1,185,521
ArcelorMittal	42,910		739,325
AZ Electronic Materials	160,865		726,502
Barclays	313,167		1,392,297
BHP Billiton	43,440		1,321,404
BP	284,491		2,243,789
Direct Line Insurance Group	146,889		565,318
eSure Group	306,820		1,275,216
GlaxoSmithKline	42,420		1,123,440
Home Retail Group	314,475		982,332
HSBC Holdings	338,428		3,776,186
Resolution	135,587		758,993
Royal Dutch Shell, Cl. A	114,002		3,820,400
Serco Group	122,380		912,148
Shire	8,700		394,620
Standard Chartered	32,125		761,427
Tesco	159,444		907,803
Unilever	47,394		1,914,745
Vodafone Group	381,537		1,415,944
			26,217,410
Total Common Stocks
(cost $139,914,998)			129,756,870

Preferred Stocks--1.0%
Germany
Volkswagen
(cost $1,230,558)	5,250		1,393,218

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund

(cost $2,225,000)	2,225,000 [c]	2,225,000

Total Investments (cost $143,370,556)	98.8%	133,375,088
Cash and Receivables (Net)	1.2%	1,621,569
Net Assets	100.0%	134,996,657

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, this security was valued at $1,038,209 or .8% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized depreciation on investments was $9,995,468 of which $10,006,966 related to appreciated investment securities and $20,002,434 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.4
Industrial	11.4
Energy	10.8
Consumer Discretionary	10.0
Health Care	9.4
Consumer Staples	8.1
Materials	7.1
Information Technology	6.9
Telecommunication Services	3.8
Utilities	3.2
Money Market Investment	1.7
98.8
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Japanese Yen,
Expiring
12/2/2013a	4,596,434	44,920	44,867	(53)

Sales:		Proceeds ($)

Japanese Yen,
Expiring
12/3/2013a	24,236,516	236,863	236,581	282

Swiss Franc,
Expiring
12/3/2013b	88,906	98,329	98,087	242

Gross Unrealized Appreciation 524
Gross Unrealized Depreciation (53)

Counterparties:
a	JP Morgan Chase Bank
b	Goldman Sachs International

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

	Level 1 -	Level 2 - Other	Level 3 -
	Unadjusted Quoted	Significant	Significant	Total
	Prices	Observable Inputs	Unobservable
Assets ($)			Inputs
Investments in Securities:
Equity Securities - Foreign Common Stocks+	129,756,870	-	-	129,756,870
Equity Securities - Foreign Preferred Stocks+	1,393,218	-	-	1,393,218
Mutual Funds	2,225,000	-	-	2,225,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	524	-	524
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(53)	-	(53)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended
November 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
November 30, 2013 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Automobiles & Components--5.6%
BorgWarner	168,250		18,031,352
Delphi Automotive	548,612		32,121,233
Lear	353,190		29,282,983
TRW Automotive Holdings	633,458	a	49,156,341
			128,591,909
Banks--5.7%
Comerica	1,114,090		50,523,981
Fifth Third Bancorp	1,687,720		34,294,470
SunTrust Banks	1,258,900		45,609,947
			130,428,398
Capital Goods--12.3%
Graco	236,160		18,238,637
IDEX	270,160		19,270,513
Ingersoll-Rand	491,630		35,112,215
MSC Industrial Direct, Cl. A	310,000		23,823,500
PACCAR	375,430		21,515,893
Parker Hannifin	583,300		68,736,072
Regal-Beloit	640,308		47,113,863
Trinity Industries	882,260		45,798,117
			279,608,810
Commercial & Professional Services--1.5%
Equifax	503,350		33,890,555
Consumer Durables & Apparel--2.4%
Michael Kors Holdings	146,700	a	11,963,385
Newell Rubbermaid	748,700		22,723,045
PVH	88,810		11,893,435
Toll Brothers	267,660	a	9,127,206
			55,707,071
Diversified Financials--14.5%
Blackstone Group	451,290		12,897,868
CME Group	446,990		36,630,830
E*TRADE Financial	3,303,730	a	59,202,842
ING US	1,478,304		51,651,942
Invesco	1,979,650		68,990,802
Northern Trust	194,540		11,475,915
TD Ameritrade Holding	3,139,420		90,352,508
			331,202,707
Energy--7.0%
Antero Resources	575,528		31,596,487
HollyFrontier	251,410		12,062,652
Newfield Exploration	742,070	a	20,852,167
Pioneer Natural Resources	141,140		25,087,635
Range Resources	401,840		31,202,876
Weatherford International	2,459,980	a	38,523,287
			159,325,104
Exchange-Traded Funds--.9%
Standard & Poor's Depository

Receipts S&P MidCap 400 ETF
Trust	85,670		20,340,628
Food, Beverage & Tobacco--.5%
Monster Beverage	205,010	a	12,132,492
Health Care Equipment & Services--5.7%
CareFusion	330,320	a	13,163,252
Cigna	689,650		60,309,892
MEDNAX	510,310	a	56,542,348
			130,015,492
Household & Personal Products--2.6%
Avon Products	3,301,500		58,865,745
Insurance--3.4%
Brown & Brown	239,470		7,572,041
Hartford Financial Services Group	1,263,960		45,034,895
Principal Financial Group	488,450		24,730,223
			77,337,159
Materials--3.8%
Sherwin-Williams	197,180		36,089,855
Valspar	721,260		50,928,169
			87,018,024
Media--.6%
Scripps Networks Interactive, Cl. A	168,250		12,549,767
Pharmaceuticals, Biotech & Life Sciences--8.0%
Agilent Technologies	1,024,040		54,857,823
Covance	116,260	a	9,810,019
Cubist Pharmaceuticals	635,450	a	43,534,679
Perrigo	249,340		38,869,613
Salix Pharmaceuticals	412,330	a	34,969,707
			182,041,841
Retailing--3.2%
Staples	2,808,650		43,618,334
Williams-Sonoma	485,090		28,678,521
			72,296,855
Semiconductors & Semiconductor Equipment--1.6%
Xilinx	800,560		35,568,881
Software & Services--4.5%
Akamai Technologies	189,100	a	8,456,552
Autodesk	823,610	a	37,268,352
DST Systems	89,690		7,919,627
Intuit	648,890		48,167,105
			101,811,636
Technology Hardware & Equipment--12.0%
Arrow Electronics	461,640	a	23,700,598
Avnet	2,021,773		80,668,743
FLIR Systems	189,100		5,610,597
JDS Uniphase	3,672,653	a	44,586,007
Juniper Networks	2,456,980	a	49,802,985
SanDisk	299,390		20,403,429
Seagate Technology	721,040		35,359,802
Western Digital	177,570		13,324,853
			273,457,014
Transportation--2.3%
Kirby	553,801	a	52,306,504

Utilities--1.2%
Great Plains Energy	1,108,903	26,325,357
Total Common Stocks
(cost $1,734,517,090)		2,260,821,949

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,905,486)	10,905,486 [b]	10,905,486
Total Investments (cost $1,745,422,576)	99.8%	2,271,727,435
Cash and Receivables (Net)	.2%	5,375,264
Net Assets	100.0%	2,277,102,699

ETF -- Exchange Traded Funds

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciated on investments was $526,304,859 of which $533,209,628 related to appreciated investment securities and $6,904,769 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	14.5
Capital Goods	12.3
Technology Hardware & Equipment	12.0
Pharmaceuticals, Biotech & Life Sciences	8.0
Energy	7.0
Banks	5.7
Health Care Equipment & Services	5.7
Automobiles & Components	5.6
Software & Services	4.5
Materials	3.8
Insurance	3.4
Retailing	3.2
Household & Personal Products	2.6
Consumer Durables & Apparel	2.4
Transportation	2.3
Semiconductors & Semiconductor Equipment	1.6
Commercial & Professional Services	1.5
Utilities	1.2
Exchange-Traded Funds	.9
Media	.6
Food, Beverage & Tobacco	.5
Money Market Investment	.5
99.8

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,228,517,936	-	-	2,228,517,936
Equity Securities - Foreign Common Stocks+	11,963,385	-	-	11,963,385
Exchange-Traded Funds	20,340,628	-	-	20,340,628
Mutual Funds	10,905,486	-	-	10,905,486

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2013 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Automobiles & Components--2.7%
American Axle & Manufacturing
Holdings	630,683	a	12,613,660
Dana Holding	693,800		14,070,264
Tower International	91,318	a	1,962,424
			28,646,348
Banks--17.3%
Columbia Banking System	424,660		11,771,575
CVB Financial	764,170		12,333,704
EverBank Financial	639,570		10,917,460
First Financial Holdings	359,770		23,698,050
First Niagara Financial Group	1,515,480		16,882,447
Nationstar Mortgage Holdings	425,350	a,b	16,856,621
Old National Bancorp	501,560		7,799,258
Radian Group	718,340		10,243,528
Sandy Spring Bancorp	235,980		6,885,896
SVB Financial Group	334,030	a	33,817,197
UMB Financial	460,360		29,518,283
			180,724,019
Capital Goods--6.4%
Altra Holdings	63,100		1,916,978
L.B. Foster, Cl. A	89,810		4,209,395
Rush Enterprises, Cl. A	312,393	a	9,131,247
Trinity Industries	115,520		5,996,643
Watts Water Technologies, Cl. A	454,866		27,346,544
WESCO International	149,850	a	12,884,103
Woodward	123,240		5,286,996
			66,771,906
Commercial & Professional Services--6.8%
Herman Miller	841,763		26,860,657
Knoll	367,670		6,526,143
Steelcase, Cl. A	1,722,760		28,132,671
TrueBlue	395,300	a	10,095,962
			71,615,433
Consumer Durables & Apparel--2.0%
Brookfield Residential Properties	37,245	a	804,864
Jones Group	1,430,648		20,086,298
			20,891,162
Consumer Services--1.5%
Apollo Education Group, Cl. A	606,090	a	15,934,106
Diversified Financials--3.5%
E*TRADE Financial	376,250	a	6,742,400
Greenhill & Co.	251,640		13,767,224
Nelnet, Cl. A	256,146		11,526,570
Portfolio Recovery Associates	78,169	a	4,565,070
			36,601,264
Energy--4.2%
Magnum Hunter Resources	1,583,110	a,b	11,461,716
PDC Energy	167,700	a	9,879,207
Superior Energy Services	455,730	a	11,612,000
Synergy Resources	523,700	a	4,943,728
Western Refining	154,830	b	6,049,208
			43,945,859
Exchange-Traded Funds--1.7%
iShares Russell 2000 ETF	153,240	b	17,394,272
Health Care Equipment & Services--2.8%

Hanger	504,801	a	19,606,471
Spectranetics	413,840	a	9,625,918
			29,232,389
Materials--4.6%
Allied Nevada Gold	3,232,990	a,b	10,733,527
Chemtura	936,480	a	24,723,072
OMNOVA Solutions	1,472,010	a	12,894,808
			48,351,407
Media--.5%
New York Times, Cl. A	398,230		5,559,291
Pharmaceuticals, Biotech & Life Sciences--9.2%
ARIAD Pharmaceuticals	3,175,490	a,b	15,401,127
Cubist Pharmaceuticals	89,770	a	6,150,143
Emergent BioSolutions	1,227,806	a	27,564,245
Questcor Pharmaceuticals	443,190	b	25,709,452
Salix Pharmaceuticals	259,530	a	22,010,739
			96,835,706
Real Estate--1.2%
American Residential Properties	685,900	a,c	12,044,404
Retailing--4.0%
Office Depot	5,896,979	a	32,079,568
Williams-Sonoma	168,180		9,942,802
			42,022,370
Semiconductors & Semiconductor Equipment--5.2%
Applied Micro Circuits	1,852,680	a	23,251,134
Lattice Semiconductor	2,616,600	a	14,574,462
Microsemi	697,570	a	17,041,635
			54,867,231
Software & Services--11.3%
Cardtronics	253,870	a	10,812,323
CoreLogic	368,180	a	12,970,981
CSG Systems International	754,435		21,780,539
DealerTrack Technologies	626,444	a	26,185,359
Heartland Payment Systems	653,460	b	29,346,889
WEX	168,910	a	16,766,007
			117,862,098
Technology Hardware & Equipment--11.6%
Arrow Electronics	370,080	a	18,999,907
Belden	165,810		11,610,016
Ciena	1,271,810	a	28,246,900
JDS Uniphase	1,441,160	a	17,495,682
Plexus	139,030	a	5,612,641
ScanSource	405,230	a	17,015,608
Vishay Intertechnology	1,735,020	a	22,433,809
			121,414,563
Transportation--2.9%
Con-way	122,730		5,079,795
Landstar System	455,387		25,560,872
			30,640,667
Total Common Stocks
(cost $785,139,820)			1,041,354,495

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,663,800)	6,663,800	[d]	6,663,800
Investment of Cash Collateral for
Securities Loaned--9.6%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $100,807,458)	100,807,458 [d]	100,807,458
Total Investments (cost $892,611,078)	109.7%	1,148,825,753
Liabilities, Less Cash and Receivables	(9.7%)	(101,232,038)
Net Assets	100.0%	1,047,593,715

ETF -- Exchange Traded Funds

a	Non-income producing security.
b	Security, or portion thereof, on loan. At November 30, 2013, the value of the fund's securities on loan was $99,708,370 and the value of the collateral held by the fund was $101,216,076, consisting of cash collateral of $100,807,458 and U.S.
Government and Agency securities valued at $408,618.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $256,214,675 of which $268,618,655 related to appreciated investment securities and $12,403,980 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	17.3
Technology Hardware & Equipment	11.6
Software & Services	11.3
Money Market Investments	10.3
Pharmaceuticals, Biotech & Life Sciences	9.2
Commercial & Professional Services	6.8
Capital Goods	6.4
Semiconductors & Semiconductor Equipment	5.2
Materials	4.6
Energy	4.2
Retailing	4.0
Diversified Financials	3.5
Transportation	2.9
Health Care Equipment & Services	2.8
Automobiles & Components	2.7
Consumer Durables & Apparel	2.0
Exchange-Traded Funds	1.7
Consumer Services	1.5
Real Estate	1.2
Media	.5
109.7

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,023,155,359	-	-	1,023,155,359
Equity Securities - Foreign Common Stocks+	804,864	-	-	804,864
Exchange-Traded Funds	17,394,272	-	-	17,394,272
Mutual Funds	107,471,258	-	-	107,471,258
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
November 30, 2013 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Banks--5.9%
Comerica	4,660		211,331
SVB Financial Group	1,560	a	157,934
UMB Financial	4,190		268,663
			637,928
Capital Goods--6.2%
Danaher	2,730		204,204
MSC Industrial Direct, Cl. A	1,690		129,877
Parker Hannifin	1,630		192,079
Regal-Beloit	2,100		154,518
			680,678
Commercial & Professional Services--3.3%
Steelcase, Cl. A	22,050		360,076
Consumer Durables & Apparel--1.9%
Michael Kors Holdings	2,540	a	207,137
Consumer Services--2.1%
Las Vegas Sands	3,210		230,093
Diversified Financials--18.0%
Blackstone Group	8,850		252,933
Citigroup	5,650		298,998
CME Group	2,810		230,280
E*TRADE Financial	22,320	a	399,974
Invesco	10,680		372,198
TD Ameritrade Holding	14,050		404,359
			1,958,742
Energy--9.1%
Cameron International	3,300	a	182,787
EOG Resources	1,340		221,100
Halliburton	5,770		303,964
Valero Energy	6,240		285,293
			993,144
Exchange-Traded Funds--6.1%
iShares Russell 3000 ETF	1,490		161,471
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	2,800		506,800
			668,271
Food, Beverage & Tobacco--3.2%
PepsiCo	2,410		203,549
Philip Morris International	1,700		145,418
			348,967
Health Care Equipment & Services--3.3%
AmerisourceBergen	3,020		213,001
HCA Holdings	3,170		147,151
			360,152
Insurance--2.3%
Hartford Financial Services Group	6,890		245,491
Materials--.8%

LyondellBasell Industries, Cl. A	1,180		91,072
Media--2.2%
Viacom, Cl. B	2,970		238,105
Pharmaceuticals, Biotech & Life Sciences--13.7%
Agilent Technologies	4,050		216,959
Biogen Idec	800	a	232,776
Covance	1,920	a	162,010
Forest Laboratories	6,120	a	314,017
Gilead Sciences	3,430	a	256,598
Perrigo	1,280		199,539
Vertex Pharmaceuticals	1,650	a	114,543
			1,496,442
Semiconductors & Semiconductor Equipment--4.7%
Applied Micro Circuits	11,470	a	143,949
Xilinx	8,310		369,213
			513,162
Software & Services--4.1%
DealerTrack Technologies	7,890	a	329,802
Facebook, Cl. A	2,430	a	114,234
			444,036
Technology Hardware & Equipment--10.2%
Arrow Electronics	3,910	a	200,739
Ciena	13,060	a	290,063
EMC	11,110		264,974
JDS Uniphase	15,460	a	187,684
Juniper Networks	8,310	a	168,444
			1,111,904
Transportation--2.4%
Kirby	2,750	a	259,737
Total Common Stocks
(cost $9,302,130)			10,845,137

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $151,915)	151,915	[b]	151,915
Total Investments (cost $9,454,045)	100.9%		10,997,052
Liabilities, Less Cash and Receivables	(.9%)		(99,313)
Net Assets	100.0%		10,897,739

ETF -- Exchange Traded Funds

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $1,543,007 of which $1,607,757 related to appreciated investment securities and $64,750 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	18.0
Pharmaceuticals, Biotech & Life Sciences	13.7
Technology Hardware & Equipment	10.2
Energy	9.1
Capital Goods	6.2
Exchange-Traded Funds	6.1
Banks	5.9
Semiconductors & Semiconductor Equipment	4.7
Software & Services	4.1
Commercial & Professional Services	3.3
Health Care Equipment & Services	3.3
Food, Beverage & Tobacco	3.2
Transportation	2.4
Insurance	2.3
Media	2.2
Consumer Services	2.1
Consumer Durables & Apparel	1.9
Money Market Investment	1.4
Materials	.8
100.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	9,969,729	-	-	9,969,729
Equity Securities - Foreign Common Stocks+	207,137	-	-	207,137
Exchange-Traded Funds	668,271	-	-	668,271
Mutual Funds	151,915	-	-	151,915

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2013 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--2.5%
Delphi Automotive	136,360		7,983,878
General Motors	396,480	a	15,355,670
Johnson Controls	311,930		15,755,584
			39,095,132
Banks--5.2%
Comerica	399,020		18,095,557
Fifth Third Bancorp	540,395		10,980,826
PNC Financial Services Group	233,130		17,939,353
Wells Fargo & Co.	759,180		33,419,104
			80,434,840
Capital Goods--6.6%
Cummins	179,290		23,730,824
Eaton	278,910		20,265,601
General Electric	1,400,270		37,331,198
Honeywell International	242,040		21,422,960
			102,750,583
Commercial & Professional Services--.2%
Pitney Bowes	129,520		3,000,978
Consumer Durables & Apparel--.9%
PVH	111,800		14,972,256
Consumer Services--.9%
Carnival	391,360		14,132,010
Diversified Financials--17.4%
Ameriprise Financial	256,760		27,794,270
Bank of America	2,365,090		37,415,724
Capital One Financial	109,980		7,877,867
Citigroup	754,800		39,944,016
Discover Financial Services	140,280		7,476,924
Goldman Sachs Group	160,470		27,109,802
ING US	855,270		29,883,134
Invesco	274,630		9,570,855
JPMorgan Chase & Co.	872,360		49,916,439
Morgan Stanley	515,290		16,128,577
TD Ameritrade Holding	639,360		18,400,781
			271,518,389
Energy--11.6%
Anadarko Petroleum	73,890		6,562,910
Apache	354,960		32,475,290
Cameron International	139,270	a	7,714,165
Chevron	126,330		15,467,845
Occidental Petroleum	724,110		68,761,486
Phillips 66	341,140		23,746,755
Valero Energy	564,160		25,793,395
			180,521,846
Food & Staples Retailing--1.7%
CVS Caremark	410,060		27,457,618
Food, Beverage & Tobacco--3.1%
Archer-Daniels-Midland	374,840		15,087,310

Coca-Cola Enterprises	540,670		22,675,700
PepsiCo	118,100		9,974,726
			47,737,736
Health Care Equipment & Services--6.0%
Aetna	162,340		11,190,096
Baxter International	180,930		12,384,659
Cardinal Health	355,490		22,964,654
Cigna	259,700		22,710,765
McKesson	145,310		24,105,476
			93,355,650
Household & Personal Products--.5%
Avon Products	432,070		7,703,808
Insurance--6.0%
Allstate	215,260		11,682,160
American International Group	400,110		19,905,472
Chubb	81,430		7,853,923
Hartford Financial Services Group	452,590		16,125,782
MetLife	427,879		22,331,003
Prudential Financial	173,750		15,422,050
			93,320,390
Materials--2.5%
LyondellBasell Industries, Cl. A	299,380		23,106,148
Martin Marietta Materials	74,580		7,201,445
Vulcan Materials	145,700		8,213,109
			38,520,702
Media--7.0%
News Corp., Cl. A	435,320	a	7,818,347
Omnicom Group	109,730		7,840,209
Time Warner	386,596		25,403,223
Twenty-First Century Fox, Cl. A	317,228		10,623,966
Viacom, Cl. B	342,860		27,487,086
Walt Disney	438,560		30,936,022
			110,108,853
Pharmaceuticals, Biotech & Life Sciences--8.4%
AbbVie	248,850		12,056,782
Amgen	99,220		11,319,018
Eli Lilly & Co.	226,360		11,367,799
Merck & Co.	533,520		26,585,302
Mylan	188,740	a	8,329,096
Pfizer	1,927,290		61,152,912
			130,810,909
Retailing--2.3%
Best Buy	318,890		12,930,990
Kohl's	412,900		22,825,112
			35,756,102
Semiconductors & Semiconductor Equipment--4.7%
Applied Materials	888,700		15,374,510
Micron Technology	402,570	a	8,494,227
Texas Instruments	819,620		35,243,660
Xilinx	317,360		14,100,305
			73,212,702
Software & Services--1.5%
Google, Cl. A	7,350	a	7,787,987
Microsoft	406,220		15,489,169

		23,277,156
Technology Hardware & Equipment--5.4%
Apple	23,780	13,223,345
Cisco Systems	2,051,450	43,593,312
EMC	668,460	15,942,771
QUALCOMM	162,120	11,928,790
		84,688,218
Transportation--3.0%
Delta Air Lines	550,970	15,967,111
FedEx	224,100	31,082,670
		47,049,781
Utilities--2.4%
NextEra Energy	171,640	14,519,028
NRG Energy	850,060	22,492,588
		37,011,616
Total Investments (cost $1,191,898,591)	99.8%	1,556,437,275
Cash and Receivables (Net)	.2%	3,041,559
Net Assets	100.0%	1,559,478,834

a	Non-income producing security.

At November 30, 2013, net unrealized appreciation on investments was $364,538,684 of which $365,832,759 related to appreciated investment securities and $1,294,075 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	17.4
Energy	11.6
Pharmaceuticals, Biotech & Life Sciences	8.4
Media	7.0
Capital Goods	6.6
Health Care Equipment & Services	6.0
Insurance	6.0
Technology Hardware & Equipment	5.4
Banks	5.2
Semiconductors & Semiconductor Equipment	4.7
Food, Beverage & Tobacco	3.1
Transportation	3.0
Automobiles & Components	2.5
Materials	2.5
Utilities	2.4
Retailing	2.3
Food & Staples Retailing	1.7
Software & Services	1.5
Consumer Durables & Apparel	.9
Consumer Services	.9
Household & Personal Products	.5
Commercial & Professional Services	.2
99.8

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,556,437,275	-	-	1,556,437,275

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2013 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Automobiles & Components--.2%
Thor Industries	10,000		540,700
Banks--5.5%
Associated Banc-Corp	72,400		1,248,176
Cathay General Bancorp	27,500		759,825
Comerica	49,900		2,262,965
East West Bancorp	69,300		2,375,604
Huntington Bancshares	194,200		1,782,756
Regions Financial	263,600		2,564,828
SunTrust Banks	14,200		514,466
Webster Financial	27,300		804,804
			12,313,424
Capital Goods--11.5%
AECOM Technology	91,200	a	2,650,272
Alliant Techsystems	15,000		1,818,450
Carlisle	16,100		1,183,511
IDEX	21,500		1,533,595
Lennox International	62,400		5,141,760
Lincoln Electric Holdings	60,900		4,353,132
Oshkosh	80,800		3,939,000
Valmont Industries	30,600		4,428,126
WABCO Holdings	8,500	a	753,100
			25,800,946
Commercial & Professional Services--2.2%
Deluxe	98,900		4,914,341
Consumer Durables & Apparel--4.0%
Hanesbrands	85,400		5,986,540
PulteGroup	157,300		2,950,948
			8,937,488
Consumer Services--2.1%
Bally Technologies	59,800	a	4,459,286
Wyndham Worldwide	2,600		186,446
			4,645,732
Diversified Financials--3.9%
Greenhill & Co.	10,400		568,984
Moody's	2,000		149,260
SEI Investments	36,000		1,208,880
SLM	153,700		4,096,105
Waddell & Reed Financial, Cl. A	42,300		2,695,779
			8,719,008
Energy--3.0%
Chesapeake Energy	17,000		456,790
EQT	5,400		459,594
HollyFrontier	28,800		1,381,824
Kosmos Energy	23,100	a	240,471
Marathon Petroleum	7,400		612,276
RPC	130,200		2,300,634

SM Energy	15,500		1,366,170
			6,817,759
Food, Beverage & Tobacco--3.7%
Coca-Cola Enterprises	33,600		1,409,184
Hillshire Brands	130,500		4,361,310
Ingredion	11,000		760,760
Tootsie Roll Industries	14,274		457,482
Universal	27,400		1,429,184
			8,417,920
Health Care Equipment & Services--6.0%
Edwards Lifesciences	27,200	a	1,782,416
Health Net	52,000	a	1,588,600
Hill-Rom Holdings	19,000		786,790
Owens & Minor	3,600		137,412
ResMed	95,600		4,666,236
Sirona Dental Systems	36,900	a	2,537,982
STERIS	16,900		779,766
Universal Health Services, Cl. B	14,300		1,178,749
			13,457,951
Household & Personal Products--2.0%
Energizer Holdings	41,600		4,590,560
Insurance--2.7%
Everest Re Group	6,400		1,003,712
Lincoln National	6,900		354,177
Old Republic International	85,600		1,472,320
Protective Life	32,400		1,554,552
XL Group	53,100		1,698,669
			6,083,430
Materials--9.9%
Minerals Technologies	69,800		4,146,120
NewMarket	4,500		1,457,775
Olin	48,300		1,199,289
Packaging Corporation of America	81,900		5,017,194
Reliance Steel & Aluminum	24,300		1,786,779
Scotts Miracle-Gro, Cl. A	59,000		3,456,220
Worthington Industries	121,300		5,086,109
			22,149,486
Media--1.7%
Valassis Communications	134,100		3,937,176
Pharmaceuticals, Biotech & Life Sciences--5.8%
Agilent Technologies	5,500		294,635

Charles River Laboratories	39,200	a	2,045,064
Covance	8,500	a	717,230
Mettler-Toledo International	20,100	a	4,956,057
United Therapeutics	53,600	a	4,947,816
			12,960,802
Real Estate--7.5%
BRE Properties	13,300	b	681,359
Camden Property Trust	46,300	b	2,681,696
CBL & Associates Properties	144,300	b	2,606,058
Corrections Corporation of America	115,550	b	3,853,592
Extra Space Storage	6,800	b	285,056

Kimco Realty	5,700	b	117,534
National Retail Properties	20,300	b	644,525
Omega Healthcare Investors	24,200	b	791,098
Potlatch	52,000	b	2,072,200
Weingarten Realty Investors	111,500	b	3,182,210
			16,915,328
Retailing--3.3%
Aaron's	21,400		612,896
Abercrombie & Fitch, Cl. A	42,200		1,446,616
Chico's FAS	12,300		229,887
Dillard's, Cl. A	40,400		3,696,600
PetSmart	8,100		600,291
Urban Outfitters	20,200	a	788,204
			7,374,494
Semiconductors & Semiconductor Equipment--1.6%
International Rectifier	110,400	a	2,642,976
LSI	134,800		1,087,836
			3,730,812
Software & Services--11.3%
Amdocs	15,300		619,038
Broadridge Financial Solutions	80,000		3,052,000
CA	19,800		653,400
Cadence Design Systems	264,600	a	3,505,950
CoreLogic	85,400	a	3,008,642
DST Systems	55,015		4,857,825
FactSet Research Systems	6,000		678,000
Intuit	21,900		1,625,637
NeuStar, Cl. A	92,000	a	4,485,000
Rovi	55,800	a	1,026,720
ValueClick	85,800	a	1,836,120
			25,348,332
Technology Hardware & Equipment--3.9%
Brocade Communications Systems	451,300	a	3,966,927
Harris	73,500		4,741,485
			8,708,412
Transportation--1.0%
Alaska Air Group	11,900		925,106
Matson	50,800		1,271,524
			2,196,630
Utilities--6.8%
Aqua America	63,875		1,537,471
Edison International	63,500		2,934,335
IDACORP	75,100		3,881,168
Pinnacle West Capital	20,900		1,115,224
PNM Resources	44,600		1,037,842
UGI	39,500		1,590,270
Wisconsin Energy	75,800		3,166,166
			15,262,476
Total Common Stocks
(cost $179,811,115)			223,823,207

Other Investment--.4%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $933,198)	933,198 [c]	933,198

Total Investments (cost $180,744,313)	100.0%	224,756,405
Liabilities, Less Cash and Receivables	(.0%)	(521)
Net Assets	100.0%	224,755,884

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $44,012,092 of which $47,560,092 related to appreciated investment securities and $3,548,000 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.5
Software & Services	11.3
Materials	9.9
Real Estate	7.5
Utilities	6.8
Health Care Equipment & Services	6.0
Pharmaceuticals, Biotech & Life Sciences	5.8
Banks	5.5
Consumer Durables & Apparel	4.0
Diversified Financials	3.9
Technology Hardware & Equipment	3.9
Food, Beverage & Tobacco	3.7
Retailing	3.3
Energy	3.0
Insurance	2.7
Commercial & Professional Services	2.2
Consumer Services	2.1
Household & Personal Products	2.0
Media	1.7
Semiconductors & Semiconductor Equipment	1.6
Transportation	1.0
Money Market Investments	.4
Automobiles & Components	.2
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	223,823,207	-	-	223,823,207
Mutual Funds	933,198	-	-	933,198
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2013 (Unaudited)

Common Stocks--97.2%	Shares		Value ($)
Communications Equipment--13.4%
Ciena	496,570	a,b	11,028,820
JDS Uniphase	517,370	b	6,280,872
Juniper Networks	583,280	b	11,823,086
T-Mobile US	301,840	b	7,850,858
			36,983,636
Computers & Peripherals--3.0%
EMC	350,570		8,361,094
Electronic Equipment & Instruments--6.6%
Amphenol, Cl. A	85,720		7,286,200
Analog Devices	225,620		10,879,396
			18,165,596
Internet & Catalog Retail--10.9%
Amazon.com	41,000	b	16,138,420
priceline.com	11,660	b	13,902,568
			30,040,988
Internet Software & Services--21.0%
Akamai Technologies	264,640	b	11,834,701
Baidu, ADR	33,700	b	5,613,409
Facebook, Cl. A	297,340	b	13,977,953
Google, Cl. A	11,168	b	11,833,501
LinkedIn, Cl. A	43,260	b	9,691,538
Twitter	123,943	a	5,152,311
			58,103,413
IT Services--14.1%
Accenture, Cl. A	132,650		10,276,395
Automatic Data Processing	144,060		11,527,681
Cognizant Technology Solutions,
Cl. A	95,707	b	8,985,930
MasterCard, Cl. A	10,580		8,049,370
			38,839,376
Semiconductors & Semiconductor Equipment--15.9%
Applied Materials	667,350		11,545,155
Micron Technology	289,740	b	6,113,514
Texas Instruments	301,120		12,948,160
Xilinx	296,600		13,177,938
			43,784,767
Software--12.3%
Adobe Systems	134,650	b	7,645,427
Microsoft	259,190		9,882,915
salesforce.com	208,900	b	10,881,601
ServiceNow	103,340	b	5,488,387
			33,898,330
Total Common Stocks
(cost $195,614,730)			268,177,200

Limited Partnership Interests--.2%
Semiconductors & Semiconductor Equipment
Bluestream Ventures, LP b,d
(cost $2,061,175)			547,158

Other Investment--2.7%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $7,617,382)	7,617,382 [c]	7,617,382
Investment of Cash Collateral for
Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,292,102)	5,292,102 [c]	5,292,102
Total Investments (cost $210,585,389)	102.0%	281,633,842
Liabilities, Less Cash and Receivables	(2.0%)	(5,647,719)
Net Assets	100.0%	275,986,123

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At November 30, 2013, the value of the fund's securities on loan was $5,263,839 and the value of the collateral held by the fund was $5,292,102.
b Non-income producing security.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregate value of $547,158 representing
.2% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($) +
Bluestream Ventures, LP	4/28/2005-6/11/2008	2,061,175.2		547,158

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At November 30, 2013, net unrealized appreciation on investments was $71,048,453 of which $74,541,257 related to appreciated investment securities and $3,492,804 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Internet Software & Services	21.0
Semiconductors & Semiconductor Equipment	16.1
IT Services	14.1
Communications Equipment	13.4
Software	12.3
Internet & Catalog Retail	10.9
Electronic Equipment & Instruments	6.6
Money Market Investments	4.6
Computers & Peripherals	3.0
102.0

Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	262,563,791	-	-	262,563,791
Equity Securities - Foreign Common Stocks+	5,613,409	-	-	5,613,409
Limited Partnership Interests+	-	-	547,158	547,158
Mutual Funds	12,909,484	-	-	12,909,484
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

The fair value of the fund's interest in a limited partnership represents the amount that the fund withdrawn the time the valuation is made and that the fund believes to be reliable.  The valuation utilizes financial information supplied by the limited partnership with adjustments made daily for any underlying exchange traded securities.  Limited partnerships are categorized within Level 3 of the fair value hierarchy.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)